LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS
                               December 31, 1999

                                   (Audited)



This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.

Life Insurance Company of North America
Philadelphia, PA

                       Report of Independent Accountants

To the Contract Owners of Life Insurance Company of North America Separate Account A and the Board of Directors of Life Insurance Company of North America

In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Life Insurance Company of North America Separate Account A (the Separate Account) at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles in the United States. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of securities at December 31, 1999 by correspondence with the underlying funds provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Dallas, Texas
February 22, 2000

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                             COMBINED BALANCE SHEET
                            As of December 31, 1999

ASSETS

Investments at Market Value (Notes 1 and 2):

Selligman Growth Fund, Inc.

1,768,892 qualified shares      (Cost $11,579,363)      $15,247,842
256,200 non-qualified shares    (Cost $2,097,439)         2,207,851

Oppenheimer Multiple Strategies Fund
(formerly Oppenheimer Fund)

85,189   qualified shares       (Cost $936,765)           1,160,267
11,733   non-qualified shares   (Cost $142,843)             159,792

Delaware Group Decatur Fund, Inc.

827,170   qualified shares       (Cost $10,983,620)      13,797,190
213,271   non-qualified shares   (Cost $2,590,271)        3,557,355

Windsor Fund

530,229   qualified shares       (Cost $6,120,921)        8,043,573
118,668   non-qualified shares   (Cost $1,675,419)        1,800,182

Dreyfus Third Century Fund

969,827  qualified shares        (Cost $5,120,525)       14,110,966
29,583   non-qualified shares    (Cost $196,892)            434,350

Windsor Fund B

250,968   qualified shares       (Cost $4,148,349)        3,807,176
102,442   non-qualified shares   (Cost $1,625,189)        1,554,058

CIGNA High Yield Fund, Inc.

47,963    qualified shares       (Cost $509,848)            386,581
119,966   non-qualified shares   (Cost $1,130,676)          966,926

Total Assets                                            $67,234,109

The accompanying notes are an integral part of these financial statements

CONTRACT OWNERS' EQUITY


Contract Owners' Equity (Notes 3 and 7):

Seligman Growth Fund, Inc.


627,027   qualified accumulation
          units outstanding          ($24.3176780 Per Unit)     $15,247,842
112,479   non-qualified accumulation
          units outstanding          ($19.6290060 Per Unit)       2,207,851

Oppenheimer Multiple Strategies Fund
(formerly Oppenheimer Fund)

121,783   qualified accumulation
          units outstanding          ($9.5273310 Per Unit)       1,160,267
17,141    non-qualified accumulation
          units outstanding          ($9.3222380 Per Unit)         159,792

Delaware Group Decatur Fund, Inc.

516,817   qualified accumulation
          units outstanding          ($26.6964700 Per Unit)     13,797,190
137,069   non-qualified accumulation
          units outstanding          ($25.9530220 Per Unit)      3,557,355

Windsor Fund

379,625   qualified accumulation
          units outstanding           ($21.1882080 Per Unit)     8,043,573
96,078    non-qualified accumulation
          units outstanding           ($18.7366770 Per Unit)     1,800,182

Dreyfus Third Century Fund

367,152    qualified accumulation
           units outstanding           ($38.4335800 Per Unit)   14,110,966
12,832     non-qualified accumulation
           units outstanding           ($33.8489830 Per Unit)      434,350

Windsor Fund B

156,228    qualified accumulation
           units outstanding           ($24.3693580 Per Unit)    3,807,176
63,049     non-qualified accumulation
           units outstanding           ($24.6484140 Per Unit)    1,554,058

CIGNA High Yield Fund, Inc.

56,999     qualified accumulation
           units outstanding           ($6.7822420 Per Unit)       386,581
140,410    non-qualified accumulation
           units outstanding           ($6.8864490 Per Unit)       966,926

Contract Owners' Equity                                        $67,234,109


The accompanying notes are an integral part of these financial statements

LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF OPERATIONS
Year Ended December 31, 1999


                                                 Seligman           Seligman
                                               Growth Fund        Growth Fund
                                                   Inc.              Inc.
                                                Qualified        Non-Qualified


Investment Income:
Dividends                                             $0                 $0

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                             116,434             16,771
Investment income - net                         (116,434)           (16,771)
Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions        1,518,869            219,807

Net realized gain (loss) on investments:
Proceeds from sale of shares                   1,217,453            140,840
Cost of shares sold                            1,095,812            125,026

Net realized gain (loss) on investments          121,641             15,814

Net unrealized gain (loss) on investments      1,959,390            283,458

Net realized and unrealized gain (Loss)
on investments                                 3,599,900            519,079
Net Increase (Decrease) in Net Assets
from Investment Operations                    $3,483,466           $502,308



                                              Oppenheimer         Oppenheimer
                                               Multiple            Multiple
                                              Strategies          Strategies
                                            Fund (formerly      Fund (formerly
                                             Oppenheimer)        Oppenheimer)
                                               Qualified            Qualified

Investment Income:
Dividends                                        $50,603             $8,510

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                              10,894              1,870
Investment income - net                           39,709              6,640

Net Realized and Unrealized Gain
  on Investments:

Net realized capital gain distributions           78,520             10,699

Net realized gain (loss) on investments:
Proceeds from sale of shares                     365,590            136,369
Cost of shares sold                              278,909            109,901

Net realized gain (loss) on investments           86,681             26,468

Net unrealized gain (loss) on investments        (90,965)           (24,470)

Net realized and unrealized gain (Loss)
on investments                                    74,236             12,697
Net Increase (Decrease) in Net Assets
from Investment Operations                      $113,945            $19,337

The accompanying notes are an integral part of these financial statements

                                                Delaware           Delaware
                                                 Group              Group
                                                Decatur            Decatur
                                               Fund, Inc.         Fund, Inc.
                                               Qualified        Non-Qualified

Investment Income:
Dividends                                       $409,299         $106,594

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                             136,633           35,776
Investment income - net                          272,666           70,818
Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions          384,524           97,595

Net realized gain (loss) on investments:
Proceeds from sale of shares                   2,375,332          620,942
Cost of shares sold                            2,326,117          621,013

Net realized gain (loss) on investments           49,215              (71)

Net unrealized gain (loss) on investments     (1,352,313)        (340,298)

Net realized and unrealized gain (Loss)
on investments                                  (918,574)        (242,774)
Net Increase (Decrease) in Net Assets
from Investment Operations                     $(645,908)       $(171,956)




                                                Windsor             Windsor
                                                 Fund                Fund
                                               Qualified        Non-Qualified

Investment Income:
Dividends                                       $343,107          $70,631

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                              91,631           15,608
Investment income - net                          251,476           55,023

Net Realized and Unrealized Gain
on Investments:

Net realized capital gain distributions          735,781          155,480

Net realized gain (loss) on investments:
Proceeds from sale of shares                   6,501,575           14,195
Cost of shares sold                            5,553,462           13,263

Net realized gain (loss) on investments          948,113              932

Net unrealized gain (loss) on investments       (768,878)        (43,602)

Net realized and unrealized gain (Loss)
on investments                                   915,016         112,810
Net Increase (Decrease) in Net Assets
from Investment Operations                    $1,166,492        $167,833

The accompanying notes are an integral part of these financial statements

                                               Dreyfus         Dreyfus
                                            Third Century    Third Century
                                              Qualified      Non-Qualified

Investment Income:
Dividends                                       $206,010          $6,338

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                             111,256           3,638

Investment income - net                           94,754           2,700


Net Realized and Unrealized Gain
on Investments:

Net realized capital gain distributions          985,840          30,330

Net realized gain (loss) on investments:
Proceeds from sale of shares                   1,393,244         169,583
Cost of shares sold                            1,270,400         162,663

Net realized gain (loss) on investments          122,844           6,920

Net unrealized gain (loss) on investments      2,043,692          55,172

Net realized and unrealized gain (Loss)
on investments                                 3,152,376          92,422

Net Increase (Decrease) in Net Assets
from Investment Operations                    $3,247,130         $95,122





                                                 Windsor         Windsor
                                                 Fund B          Fund B
                                                Qualified    Non-Qualified

Investment Income:
Dividends                                       $152,558         $61,846

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                              35,963          14,555
Investment income - net                          116,595          47,291

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions          329,655         134,239

Net realized gain (loss) on investments:
Proceeds from sale of shares                     744,543         341,632
Cost of shares sold                              697,607         314,802

Net realized gain (loss) on investments          46,936          26,830

Net unrealized gain (loss) on investments       (83,964)        (28,929)

Net realized and unrealized gain (Loss)
on investments                                  292,627         132,140
Net Increase (Decrease) in Net Assets
from Investment Operations                     $409,222        $179,431

The accompanying notes are an integral part of these financial statements

                                                  CIGNA           CIGNA
                                               High Fund        High Fund
                                               Fund, Inc.       Fund, Inc.
                                               Qualified        Non-Qualified

Investment Income:
Dividends                                       $43,770        $108,599

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                              3,760           9,322
Investment income - net                          40,010          99,277

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions               0               0

Net realized gain (loss) on investments:
Proceeds from sale of shares                      80,598        246,025
Cost of shares sold                               85,467        273,312

Net realized gain (loss) on investments           (4,869)      (27,287)

Net unrealized gain (loss) on investments        (29,032)      (58,458)

Net realized and unrealized gain (Loss)
on investments                                   (33,901)      (85,745)
Net Increase (Decrease) in Net Assets
from Investment Operations                        $6,109       $13,532

The accompanying notes are an integral part of these financial statements

LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Year Ended December 31, 1999



                                                   Seligman       Seligman
                                                 Growth Fund     Growth Fund
                                                     Inc.            Inc.
                                                  Qualified     Non-Qualified

Investment Operations:
Investment income-net                           $(116,434)       $(16,771)
Realized capital gain distributions             1,518,869         219,807
Net realized gain (loss) on investments           121,641          15,814
Net unrealized gain (loss) on investments       1,959,390         283,458
Net Increase (Decrease) in net assets
from investment operations                      3,483,466         502,308

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3).                              9,349               0
Net contract surrenders and
transfers out (Note 3)                           (732,376)        (99,567)
Benefit payments to annuitants                   (110,685)        (24,502)

Net Increase (Decrease) from accumulation
unit transactions                                (833,712)       (124,069)

Net Increase (Decrease) in Net Assets           2,649,754         378,239

Net Assets:
Net assets at December 31, 1998                $12,598,088     $1,829,612

Net assets at December 31, 1999                $15,247,842     $2,207,851




                                                 Seligman        Seligman
                                               Growth Fund     Growth Fund
                                                   Inc.            Inc.
                                                Qualified     Non-Qualified

Investment Operations:
Investment income-net                            $(83,813)       $(12,047)
Realized capital gain distributions             1,143,452         162,787
Net realized gain (loss) on investments           121,557          15,208
Net unrealized gain (loss) on investments       2,153,909         309,018
Net Increase (Decrease) in net assets
from investment operations                      3,335,105         474,966

Accumulation Unit Transactions:
Net contract considerations and transfers
in (Note 3)                                        11,090               0
Net contract surrenders and
transfers in (Note 3)                            (745,799)        (78,113)
Benefit payments to annuitants                   (125,945)        (20,593)
Net Increase (Decrease) from accumulation
unit transactions                                (860,654)        (98,706)

Net Increase (Decrease) in Net Assets           2,474,451         376,260

Net Assets:
Net assets at December 31, 1997               $10,123,637      $1,453,352

Net assets at December 31, 1998               $12,598,088      $1,829,612

The accompanying notes are an integral part of these financial statements

                                           Oppenherimer         Oppenheimer
                                              Multiple           Multiple
                                             Strategies         Strategies
                                                Fund                Fund
                                             (formerly           (formerly
                                            Oppenheimer)        Oppenheimer)

Investment Operations:
Investment income-net                         $39,709            $6,640
Realized capital gain distributions            78,520            10,699
Net realized gain (loss) on investments        86,681            26,468
Net unrealized gain (loss) on investments     (90,965)          (24,470)
Net Increase (Decrease) in net assets
from investment operations                    113,945            19,337

Accumulation Unit Transactions:
Net contract considerations and transfers
in (Note 3)                                     1,226                 0
Net contract surrenders and transfers out    (339,015)          (55,464)
Benefit payments to annuitants                (16,907)          (79,036)

Net Increase (Decrease) from
accumulation unit transactions               (354,696)         (134,500)

Net Increase (Decrease) in Net Assets        (240,751)         (115,163)
Net Assets:
Net assets at December 31, 1998             $1,401,018          $274,955

Net assets at December 31, 1999             $1,160,267          $159,792




                                              Oppenheimer       Oppenheimer
                                                Multiple          Multiple
                                              Strategies        Strategies
                                                 Fund              Fund
                                              (formerly         (formerly
                                             Oppenheimer)      Oppenheimer)

Investment Operations:
Investment income-net                           $37,061            $7,069
Realized capital gain distributions             112,996            22,153
Net realized gain (loss) on investments             824             1,302
Net unrealized gain (loss) on investments       (68,182)          (13,547)
Net Increase (Decrease) in net assets
from investment operations                       82,699            16,977

Accumulation Unit Transactions:
Net contract considerations and transfers
in (Note 3)                                       1,330                 0
Net contract surrenders and transfers out
(Note 3)                                       (149,210)             (185)
Benefit payments to annuitants                   (7,195)          (22,371)

Net Increase (Decrease) from accumulation
unit transactions                              (155,075)          (22,556)

Net Increase (Decrease) in Net Assets           (72,376)           (5,579)

Net Assets:
Net assets at December 31, 1997              $1,473,394          $280,534

Net assets at December 31, 1998              $1,401,018          $274,955

The accompanying notes are an integral part of these financial statements

                                                  Delaware          Delaware
                                                   Group             Group
                                                   Decatur          Decatur
                                                 Fund, Inc.         Fund, Inc.
                                                 Qualified        Non-Qualified

Investment Operations:
Investment income-net                             $272,666           $70,818
Realized capital gain distributions                384,524            97,595
Net realized gain (loss) on investments             49,215               (71)
Net unrealized gain (loss) on investments       (1,352,313)         (340,298)
Net increase (decrease) in net assets
from investment operations                        (645,908)         (171,956)

Accumulation Unit Transactions:
Net contract considerations and transfers
in (Note 3)                                        651,974                 0
Net contract surrenders and transfers out
(Note 3)                                        (1,547,806)         (300,479)
Benefit payments to annuitants                     (97,603)         (284,687)
Net Increase (Decrease) from
accumulation unit unit transactions               (993,435)         (585,166)

Net Increase (Decrease) in Net Assets           (1,639,343)         (757,122)
Net Assets:
Net assets at December 31, 1998                $15,436,533         $4,314,477

Net assets at December 31, 1999                $13,797,190         $3,557,355





                                                Delaware            Delaware
                                                 Group               Group
                                                Decatur              Decatur
                                               Fund, Inc.           Fund, Inc.
                                               Qualified         Non-Qualified

Investment Operations:
Investment income-net                             $662,201           $184,897
Realized capital gain distributions              1,888,067            527,749
Net realized gain (loss) on investments             30,422             16,313
Net unrealized gain (loss) on investments       (1,286,547)          (361,338)
Net Increase (decrease) in assets
from Investment operations                       1,294,143            367,621

Accumulation Unit Transactions:
Net contract considerations and transfers in
Note 3)                                             47,625                  0
Net contract surrenders and transfers out         (833,765)          (278,898)
Benefit payments to annuitants                     (80,335)           (66,814)
Net Increase (Decrease) from
accumulation unit transactions                    (866,475)          (345,712)

Net Increase (Decrease) in Net Assets              427,668             21,909
Net Assets:
Net assets at December 31, 1997                $15,008,865         $4,292,568

Net assets at December 31, 1998                $15,436,533         $4,314,477

The accompanying notes are an integral part of these financial statements

                                                    Windsor         Windsor
                                                     Fund            Fund
                                                  Qualified      Non-Qualified

Investment Operations:
Investment income-net                             $251,476          $55,023
Realized capital gain distributions                735,781          155,480
Net realized gain (loss) on investments            948,113              932
Net unrealized gain (loss) on investments         (768,878)         (43,602)
Net Increase (decrease) in net assets
from investment operations                       1,166,492          167,833

Accumulation Unit Transactions:
Net contract considerations and transfers
in (Note 3)                                         34,907           50,000
Net contract surrenders and transfers out
(Note 3)                                        (5,415,444)          (1,553)
Benefit payments to annuitants                    (111,399)               0

Net Increase (Decrease) from
accumulation unit transactions                  (5,491,936)           48,447

Net Increase (Decrease) in Net Assets           (4,325,444)          216,280
Net Assets:
Net assets at December 31, 1998                $12,369,017        $1,583,902

Net assets at December 31, 1999                 $8,043,573        $1,800,182




                                                     Windsor         Windsor
                                                      Fund            Fund
                                                   Qualified      Non-Qualified

Investment Operations:
Investment income-net                               $62,877            $8,772
Realized capital gain distributions                 895,070           114,633
Net realized gain (loss) on investments              65,708              (246)
Net unrealized gain (loss) on investments          (937,201)         (124,591)
Net Increase (decrease) in net assets
from investment operations                           86,454            (1,432)

Accumulation Unit Transactions:
Net contract considerations and transfers
in (Note 3)                                         322,791                 0
Net contract surrenders and transfers out
(Note 3)                                         (2,238,922)                0
Benefit payments to annuitants                     (132,202)                0
Net Increase (Decrease) from
accumulation unit transactions                   (2,048,333)                0

Net Increase (Decrease) in Net Assets            (1,961,879)           (1,432)
Net Assets:
Net assets at December 31, 1997                 $14,330,896         $1,585,334

Net assets at December 31, 1998                 $12,369,017         $1,583,902

The accompanying notes are an integral part of these financial statements

                                                 Dreyfus           Dreyfus
                                              Third Century    Third Century
                                                Qualified      Non-Qualified

Investment Operations:
Investment income-net                              $94,754            $2,700
Realized capital gain distributions                985,840            30,330
Net realized gain (loss) on investments            122,844             6,920
Net unrealized gain (loss) on investments        2,043,692            55,172
Net Increase (decrease) in net assets
from investment operations                       3,247,130            95,122

Accumulation Unit Transactions:
Net contract considerations and transfers
in (Note 3)                                        465,060           165,392
Net contract surrenders and transfers out
(Note 3)                                        (1,294,227)         (177,115)
Benefit payments to annuitants                     (25,445)           (1,017)
Net Increase (Decrease) from accumulation
unit transactions                                 (854,612)          (12,740)

Net Increase (Decrease) in Net Assets            2,392,518            82,382
Net Assets:
Net assets at December 31, 1998                $11,718,448          $351,968

Net assets at December 31, 1999                $14,110,966          $434,350



                                                 Dreyfus           Dreyfus
                                              Third Century    Third Century
                                                Qualified      Non-Qualified

Investment Operations:
Investment income-net                              $91,171            $2,446
Realized capital gain distributions                973,251            28,945
Net realized gain (loss) on investments             54,645             4,427
Net unrealized gain (loss) on investments        1,595,026            47,456
Net Increase (decrease) in net assets
from investment operations                       2,714,093            83,274

Accumulation Unit Transactions:
Net contract considerations and transfers
in (Note 3)                                         10,603                 0
Net contract surrenders and transfers out         (755,943)          (23,878)
Benefit payments to annuitants                     (21,124)             (849)
Net Increase (Decrease) from accumulation
unit transactions                                 (766,464)          (24,727)

Net Increase (Decrease) in Net Assets            1,947,629            58,547
Net Assets:
Net assets at December 31, 1997                  9,770,819           293,421

Net assets at December 31, 1998                $11,718,448          $351,968

The accompanying notes are an integral part of these financial statements

                                                  Windsor         Windsor
                                                  Fund B           Fund B
                                                Qualified      Non-Qualified

Investment Operations:
Investment income-net                         $116,595           $47,291
Realized capital gain distributions            329,655           134,239
Net realized gain (loss) on investments         46,936            26,830
Net unrealized gain (loss) on investments      (83,964)          (28,929)
Net Increase (decrease) in net assets
from investment operations                     409,222           179,431

Accumulation Unit Transactions:
Net contract considerations and transfers
in (Note 3)                                    114,977                 0
Net contract surrenders and transfers out
(Note 3)                                      (652,069)         (324,781)
Benefit payments to annuitants                  (2,756)           (2,296)

Net Increase (Decrease) from accumulation
unit transactions                             (539,848)         (327,077)

Net Increase (Decrease) in Net Assets         (130,626)         (147,646)
Net Assets:
   Net assets at December 31, 1998           $3,937,802       $1,701,704

   Net assets at December 31, 1999           $3,807,176       $1,554,058




                                                  Windsor          Windsor
                                                  Fund B           Fund B
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                           $(13,278)         $9,280
Realized capital gain distributions              285,754         123,118
Net realized gain (loss) on investments           41,782           5,191
Net unrealized gain (loss) on investments       (280,242)       (134,279)
Net Increase (decrease) in net assets
from investment operations                        34,016           3,310

Accumulation Unit Transactions:
Net contract considerations and transfers
in (Note 3)                                       75,498               0
Net contract surrenders and transfers out       (555,599)        (40,166)
Benefit payments to annuitants                    (2,715)         (2,225)
Net Increase (Decrease) from accumulation
unit transactions                               (482,816)        (42,391)

Net Increase (Decrease) in Net Assets           (448,800)        (39,081)
Net Assets:
Net assets at December 31, 1997               $4,386,602      $1,740,785

Net assets at December 31, 1998               $3,937,802      $1,701,704

The accompanying notes are an integral part of these financial statements

                                                CIGNA               CIGNA
                                              High Yield         High Yield
                                              Fund, Inc.         Fund, Inc.
                                             Non-Qualified      Non-Qualified

Investment Operations:
Investment income-net                           $40,010          $99,277
Realized capital gain distributions                   0                0
Net realized gain (loss) on investments          (4,869)         (27,287)
Net unrealized gain (loss) on investments       (29,032)         (58,458)
Net Increase (decrease) in net assets
from investment operations                        6,109           13,532

Accumulation Unit Transactions:
Net contract considerations and transfers
in (Note 3)                                           0                0
Net contract surrenders and transfers out
(Note 3)                                        (76,838)        (236,703)
Benefit payments to annuitants                        0                0
Net Increase (Decrease) from accumulation
unit transactions                               (76,838)        (236,703)

Net Increase (Decrease) in Net Assets           (70,729)        (223,171)
Net Assets:
Net assets at December 31, 1998                $457,310       $1,190,097

Net assets at December 31, 1999                $386,581         $966,926



                                                  CIGNA            CIGNA
                                                High Yield       High Yield
                                                Fund, Inc.       Fund, Inc.
                                              Non-Qualified    Non-Qualified

Investment Operations:
Investment income-net                           $41,095         $101,689
Realized capital gain distributions                   0                0
Net realized gain (loss) on investments             585             (149)
Net unrealized gain (loss) on investments       (70,193)        (185,939)
Net Increase (decrease) in net assets from
investment operations                           (28,513)         (84,399)

Accumulation Unit Transactions:
Net contract considerations and transfers
in (Note 3)                                           0          323,340
Net contract surrenders and transfers out
(Note 3)                                        (32,757)          (1,092)
Benefit payments to annuitants                        0                0

Net Increase (Decrease) from accumulation
unit transactions                               (32,757)         322,248

Net Increase (Decrease) in Net Assets           (61,270)         237,849
Net Assets:
Net assets at December 31, 1997                $518,580         $952,248

Net assets at December 31, 1998                $457,310       $1,190,097

The accompanying notes are an integral part of these financial statements

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1999


Note 1. Organization

Life Insurance Company of North America - Separate Account A (the"Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment company Act of 1940, as amended, as a unit investment trust. The separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund), Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and CIGNA High Yield Fund, Inc. (the "Funds").

Each of the seven mutual fund divisions contains two subdivisions, one for the tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.


Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value investments is based on closing bid prices (net asset value) at December 31, 1999; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the year ended December 31, 1999 were $111,208 after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the year ended December 31, 1999 were as follows:

         Transfers between Separate
           Account A subdivisions                    $  1,059,116

         Transfers from the General
           Account                                   $    322,561

         Transfers to the General
           Account                                   $    547,188

LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fee guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the year ended December 31, 1999, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 1999, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

LIFE INSURANCE COMPANY OF NORTH AMERICA
Note 7. Accumulation Unit Transactions:
Period Ended  12/31/99


The changes in the number of accumulation units (the measure of ownership in the
Separate   Account)  during  the  period  ended  December  31,  1999  and  units outstanding at December 31, 1999 were as follows:




                                                    Seligman       Seligman
                                                  Growth Fund     Growth Fund
                                                      Inc.           Inc.
                                                   Qualified     Non-Qualified

Units outstanding at December 31, 1998              668,941          120,334

Units purchased and transfers in                        451                0

Benefits, surrenders and transfers out              (42,365)          (7,855)

Units outstanding at December 31, 1999              627,027          112,479



                                                  Oppenheimer     Oppenheimer
                                                    Multiple       Multiple
                                                   Strategies      Strategies
                                                     Fund            Fund
                                                   (formerly      (formerly
                                                  Oppenheimer     Oppenheimer
                                                     Fund)          Fund)
                                                   Qualified     Non-Qualified

Units outstanding at December 31, 1998              161,220           32,314

Units purchased and transfers in                        128                0

Benefits, surrenders and transfers out              (39,565)         (15,173)

Units outstanding at December 31, 1999              121,783           17,141



                                                     Delaware      Delaware
                                                      Group          Group
                                                     Decatur        Decatur
                                                    Fund, Inc.     Fund, Inc.
                                                    Qualified    Non-Qualified

Units outstanding at December 31, 1998              552,419          158,694

Units purchased and transfers in                     23,722                0

Benefits, surrenders and transfers out              (59,324)         (21,625)

Units outstanding at December 31, 1999              516,817          137,069




                                                   Windsor           Windsor
                                                     Fund              Fund
                                                  Qualified     Non-Qualified

Units outstanding at December 31, 1998              645,749           93,494

Units purchased and transfers in                      1,581            2,584

Benefits, surrenders and transfers out             (267,705)               0

Units outstanding at December 31, 1999              379,625           96,078




                                                   Dreyfus         Dreyfus
                                               Third Century     Third Century
                                                 Qualified       Non-Qualified

Units outstanding at December 31, 1998              393,324           13,414

Units purchased and transfers in                     14,745            5,974

Benefits, surrenders and transfers out              (40,917)          (6,556)

Units outstanding at December 31, 1999              367,152           12,832


                                                      Windsor       Windsor
                                                      Fund B         Fund B
                                                    Qualified     Non-Qualified

Units outstanding at December 31, 1998              178,420           76,345

Units purchased and transfers in                      4,534                0

Benefits, surrenders and transfers out              (26,726)         (13,296)

Units outstanding at December 31, 1999              156,228           63,049



                                                   CIGNA High       CIGNA High
                                                   Yield Fund,      Yield Fund,
                                                      Inc.              Inc.
                                                   Qualified      Non-Qualified

Units outstanding at December 31, 1998               68,220          174,846

Units purchased and transfers in                          0                0

Benefits, surrenders and transfers out              (11,221)         (34,436)

Units outstanding at December 31, 1999               56,999          140,410


The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1999 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:




                                                  Accumulation     Aggregate
                                                     Units           Value
Seligman Growth Fund, Inc. Qualified                 25,967         $631,457
Seligman Growth Fund, Inc. Non-Qualified             13,071         $256,571
Multiple Strategies Fund Qualified                    2,872          $27,362
Multiple Strategies Fund Non-Qualified                1,474          $13,741
Delaware Group Decatur Fund, Inc. Qualified          28,681         $765,681
Delaware Group Decatur Fund, Inc. Non-Qualified      21,526         $558,665
Windsor Fund Qualified                               43,514         $921,984
Dreyfus Third Century Qualified                       9,213         $354,089
Dreyfus Third Century Non-Qualified                     404          $13,675
Windsor Fund B Qualified                              1,269          $30,925
Windsor Fund B Non-Qualified                          1,343          $33,103



                                                     Monthly         Annuity
                                                 Annuity Units     Unit Value

Seligman Growth Fund, Inc. Qualified                  1,128       $ 8.9181518
Seligman Growth Fund, Inc. Non-Qualified                969       $ 7.2001382
Oppenheimer Multiple Strategies Fund
Qualified                                               192       $ 3.5098797
Oppenheimer Multiple Strategies Fund
Non-Qualified                                           198       $ 3.4354441
Delaware Group Decatur Fund, Inc. Qualified             941       $ 9.8682961
Delaware Group Decatur Fund, Inc. Non-Qualified         700       $ 9.5292392
Windsor Fund Qualified                                1,300       $ 7.8081924
Dreyfus Third Century Qualified                         458       $ 7.4656733
Dreyfus Third Century Non-Qualified                      19       $ 7.3753786
Windsor Fund B Qualified                                108       $ 3.1414046
Windsor Fund B Non-Qualified                            103       $ 1.9960752